Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Accounts Payable

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Suppliers and contractors (Note 28)	54,196	46,820
Carriers and other customers (Note 28)	2,083	2,422
Taxes (Note 27)	1,952	1,972
Related parties (Notes 25 and 28)	451	290
Others	1,763	1,446
	60,445	52,950